Other Payables and Accruals as Restated - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Payables And Accruals [Abstract]
Other payables due to related parties	$ 3.3	$ 3.7